Fair Value Measurements (Details) - Public Warrants [Member] - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Fair Value Measurements (Details) [Line Items]
Public warrants issued	$ 4,830,000
Public warrants per shares	$ 0.63
Monte Carlo Simulation Model [Member]
Fair Value Measurements (Details) [Line Items]
Public warrants issued		$ 4,830,000
Public warrants per shares		$ 0.63